Other Provisions - Summary Gross Movement of Other Provisions (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of other provisions [line items]
Beginning balance	S/ 109,608		S/ 47,417	S/ 41,073
Additions	228,719		78,947	9,510
Reversals of provisions	(7,471)		(6,218)	(1,456)
Deconsolidation of subsidiaries			(2,340)
Reclasification liabilities classified as held for sale			(1,093)
Payments	(2,178)		(6,615)	(1,680)
Translation adjustments	(243)		(490)	(30)
Ending balance	328,435	$ 5	109,608	47,417
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning balance	84,728		23,364	15,732
Additions	197,721		75,369	9,510
Reversals of provisions	(3,122)		(4,875)	(235)
Deconsolidation of subsidiaries			(2,340)
Payments	(914)		(6,615)	(1,680)
Translation adjustments	(94)		(175)	37
Ending balance	278,319		84,728	23,364
Contingent liabilities [member]
Disclosure of other provisions [line items]
Beginning balance	4,498		7,249	8,125
Reversals of provisions	(4,349)		(1,343)	(809)
Reclasification liabilities classified as held for sale			(1,093)
Translation adjustments	(149)		(315)	(67)
Ending balance	0		4,498	7,249
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	20,382		16,804	17,216
Additions	30,998		3,578
Reversals of provisions				(412)
Payments	(1,264)
Ending balance	S/ 50,116		S/ 20,382	S/ 16,804